Cash and cash equivalents: (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Cash and cash held at banks	$ 4,417,791	$ 3,142,810
Short term investments	240,701	354,825
Fiduciary rights	18,962
Cash and cash equivalents	$ 4,677,454	$ 3,497,635	$ 2,084,160	$ 2,855,362